Vessels, Net and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Vessels, Net and Other Fixed Assets, Net [Abstract]
Schedule of vessels

The amounts shown in the consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2015	$424,105,871	$(53,151,629)	$370,954,242
Depreciation	-	(15,075,915)	(15,075,915)
Impairment loss	(30,879,525)	9,237,436	(21,642,089)
Balance, December 31, 2015	$393,226,346	$(58,990,108)	$334,236,238
Improvements	134,140	-	134,140
Depreciation	-	(7,611,425)	(7,611,425)
Impairment loss	(306,239,306)	66,241,016	(239,998,290)
Disposals	(87,121,180)	360,517	(86,760,663)
Balance, December 31, 2016	$-	$-	$-

Schedule of vessels reflected in the consolidated statements

The vessels were sold at the sale prices presented below. The loss on sales which was recognized and is separately reflected in the consolidated statements of comprehensive income / (loss) and the vessels’ delivery dates to their new owners are analyzed as follows:

Vessel	Sale Price (Gross)	Loss on Sale of Vessels	Delivery Date
Box Hong Kong	6,275,462	767,039	August 9, 2016
Box China	6,278,592	804,676	August 11, 2016
Box Emma	5,461,954	3,930,277	September 22, 2016
Box Queen	5,927,866	2,501,509	October 31, 2016
Box Marlin	5,718,140	3,399,675	December 9, 2016
Box Kingfish	5,711,213	3,379,758	December 13, 2016
	35,373,227	14,782,934